CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (33,279)	$ (29,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,946	8,610
Debt issuance costs	2,397	0
Operating lease expense	1,075	1,405
Stock-based compensation	1,258	2,841
Change in fair value of financial instruments	5,024	(5,580)
Foreign exchange differences	(2,208)	(2,909)
Loss on disposal of property and equipment	136	376
Expense for estimated credit losses on accounts receivable	47	63
Equity in net (income) loss of affiliate	(11)	43
Non-cash change in contract liabilities	(951)	0
Other, net	100	0
Changes in operating assets and liabilities:
Accounts receivable	(992)	(303)
Prepaid expenses and other current assets	(2,362)	168
Accounts payable	2,683	(2,221)
Contract liabilities	52	359
Accrued expenses and other liabilities	(1,652)	1,691
Operating lease liabilities	(1,154)	(1,005)
Net cash used in operating activities	(23,891)	(26,313)
Cash flows from investing activities:
Purchases of property and equipment	(3,334)	(9,928)
Other	14	0
Net cash used in investing activities	(3,320)	(9,928)
Cash flows from financing activities:
Proceeds from Secured Convertible Notes	30,000	0
Tax withholding payments for vested equity-based compensation awards	(295)	(219)
Proceeds from exercise of stock options	53	200
Net cash provided by (used in) financing activities	27,361	(19)
Net increase (decrease) in cash, cash equivalents and restricted cash	150	(36,260)
Effect of foreign exchange rate changes	2,026	1,594
Cash, cash equivalents and restricted cash - beginning of period	24,603	77,792
Cash, cash equivalents and restricted cash - end of period	26,779	43,126
Payments of Debt Issuance Costs	$ (2,397)	$ 0